OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	May 31, 2018	Dec. 31, 2017
Schedule of Other Long-Term Liabilities [Line Items]
Day 1 gain deferred revenue	$ (34,221)	$ (43,934)
Pension obligations (note 25)	(31,357)	(37,258)
Deferred commissioning period revenue	(14,515)	(18,635)
Non-current portion of operating lease liabilities (note 13)	(7,591)	(10,634)
Guarantees issued to Golar Partners and Hygo (notes 14 and 28)	0	(19,545)
Other	(17,253)	(5,433)
Other liabilities, noncurrent	(104,937)	(135,439)
Derivative liability	17,388	45,625
Deferred commissioning period revenue			$ 33,800
Asset retirement obligation	5,300	5,000
Removal costs capitalized	4,700
Variable interest entity, primary beneficiary
Schedule of Other Long-Term Liabilities [Line Items]
Dividends payable	11,500	$ 0
Energy related derivative
Schedule of Other Long-Term Liabilities [Line Items]
Day 1 gain deferred revenue	$ (34,200)
Derivative liability				$ 79,600